Equity and Equity-based Compensation - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation Expense
Total equity-based compensation expense	$ 11,630	$ 843	$ 26,978	$ 3,349	$ 69
Cost of revenue
Equity-Based Compensation Expense
Total equity-based compensation expense	298	0	113	0	0
Operations and support
Equity-Based Compensation Expense
Total equity-based compensation expense	2,454	31	2,574	252	0
Technology and development
Equity-Based Compensation Expense
Total equity-based compensation expense	2,761	167	3,032	641	0
Sales and marketing
Equity-Based Compensation Expense
Total equity-based compensation expense	2,773	239	8,270	372	0
General and administrative expense
Equity-Based Compensation Expense
Total equity-based compensation expense	$ 3,344	$ 406	$ 12,989	$ 2,084	$ 69